Investments in Affiliate Companies and Available-for-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2022
Investments in and Advances to Affiliates [Abstract]
Investment in affiliate companies and available-for-sale securities - Summarized financial information of the affiliate companies

Income Statement	Navios Partners
	Three Month June 30, 2022	Three Month June 30, 2021
Revenue	$280,661	$152,009
Time charter and voyage expenses	$(21,718)	$(5,869)
Direct vessel expenses	$(12,920)	$(3,989)
Vessel operating expenses	$(73,989)	$(41,771)
Net income	$118,160	$99,913

Income Statement	Navios Partners
	Six Month June 30, 2022	Six Month June 30, 2021
Revenue	$517,278	$217,072
Time charter and voyage expenses	$(38,861)	$(8,364)
Direct vessel expenses	$(24,113)	$(7,143)
Vessel operating expenses	$(147,161)	$(64,733)
Net income	$203,825	$236,592